UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Semi-Annual Report

February 28, 2023

Adasina Social Justice All Cap Global ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at February 28, 2023 (Unaudited)

Sector/Security Type	% of Total Net Assets
Consumer, Non-cyclical	26.0%
Financials	22.4
Industrial	15.3
Technology	13.7
Communications	8.6
Consumer, Cyclical	7.6
Basic Materials	3.8
Utilities	1.8
Cash & Cash Equivalents(1)	0.6
Energy	0.2
Total	100.0%

(1)Represents cash, money market funds, investments purchased with collateral from securities lending and liabilities in excess of other assets.

2

Adasina Social Justice All Cap Global ETF

PORTFOLIO DIVERSIFICATION at February 28, 2023 (Unaudited)

Country	% of Total Net Assets
United States	56.7%
Japan	8.6
Canada	6.5
Britain	3.7
Netherlands	2.9
China	2.2
Switzerland	2.1
Belgium	1.5
Germany	1.3
Mexico	1.3
Brazil	1.3
Sweden	1.1
Denmark	1.1
Bermuda	0.9
Indonesia	0.9
South Korea	0.9
Taiwan	0.8
France	0.7
Ireland	0.7
Australia	0.7
Cash & Cash Equivalents	0.6
Hong Kong	0.5
Italy	0.5
Finland	0.3
Norway	0.3
Israel	0.2
Peru	0.2
Puerto Rico	0.2
Thailand	0.2
Singapore	0.2
Greece	0.2
Philippines	0.1
Chile	0.1
Colombia	0.1
Portugal	0.1
Malaysia	0.1
South Africa	0.1
Spain	0.1
Jersey	0.0	(1)
Luxembourg	0.0	(1)
Cayman Islands	0.0	(1)
Turkey	0.0	(1)
Total	100.0%

(1)Does not round to 0.1% or (0.1%) as applicable.

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.4%
Advertising – 1.8%
Ipsos Group S.A.	1,492	$91,930
Stroeer SE & Co KGaA	508	28,607
The Interpublic Group of Company, Inc.	61,042	2,169,432
		2,289,969
Aerospace & Defense – 0.2%
Barnes Group, Inc.	4,749	200,123

Apparel – 0.1%
Gildan Activewear, Inc.	4,007	127,617

Auto Manufacturers – 0.5%
Geely Automobile Holdings Ltd.	370,455	480,442
Isuzu Motors Ltd.	9,521	113,862
		594,304
Auto Parts & Equipment – 1.3%
Denso Corp.	24,582	1,306,384
Fox Factory Holding Corp. (1)	549	64,508
Gentherm, Inc. (1)	823	52,269
Methode Electronics, Inc.	2,054	100,091
Visteon Corp. (1)	655	109,411
Vitesco Technologies Group AG (1)	455	31,726
		1,664,389
Banks – 5.5%
1st Source Corp.	2,089	104,074
Ameris Bancorp. (2)	659	31,546
Associated Banc–Corp.	4,001	92,623
Banco Bradesco – ADR	210,636	532,909
Bancolombia SA – ADR	3,923	100,272
Bank of Hawaii Corp.	335	25,078
Bankinter SA	10,885	76,788
BankUnited, Inc.	2,539	89,931
Banner Corp.	358	22,547
BDO Unibank, Inc.	17,592	39,220
Canadian Western Bank	4,623	94,331
Cathay General Bancorp.	754	32,362
Comerica, Inc.	1,242	87,064
Credicorp Ltd.	2,126	270,895
CVB Financial Corp.	1,272	30,439
East West Bancorp, Inc.	15,193	1,157,858
FinecoBank Banca Fineco SpA	3,659	63,444
First Bancorp.	4,145	60,144
First Financial Bancorp.	1,054	25,971
First Republic Bank	9,939	1,222,596
Gentera SAB de CV	31,857	34,473

	Shares	Value
Banks – 5.5% (Continued)
Grupo Financiero Banorte SAB de CV	77,649	$656,277
Grupo Financiero Inbursa SAB de CV (1)	160,959	335,884
Hancock Whitney Corp.	918	45,092
Hokkoku Financial Holdings, Inc.	941	28,842
Jyske Bank A/S (1)	463	38,924
Kearny Financial Corp.	12,881	129,325
Laurentian Bank of Canada	4,537	114,937
Metropolitan Bank & Trust Co.	40,470	42,554
Nordea Bank Abp	28,959	368,326
PacWest Bancorp.	1,743	48,368
Popular, Inc.	1,034	73,828
Prosperity Bancshares, Inc.	461	33,879
S&T Bancorp, Inc.	3,761	140,135
SCB X PCL – NVDR	17,284	50,862
SouthState Corp.	438	35,338
SpareBank 1 SR–Bank ASA	7,955	99,951
Sydbank AS	902	46,090
Thanachart Capital PCL – NVDR	30,424	36,802
Triumph Financial, Inc. (1)	829	50,445
Valiant Holding AG	276	30,567
Walker & Dunlop, Inc.	612	53,385
Webster Financial Corp.	1,507	80,052
Westamerica BanCorp.	2,225	122,642
Wintrust Financial Corp.	1,067	98,303
		6,955,373
Beverages – 0.7%
Asahi Group Holdings Ltd.	15,686	554,592
Becle SAB de CV	11,974	28,999
C&C Group PLC (1)	18,073	32,580
Cia Cervecerias Unidas SA	9,282	70,526
Remy Cointreau SA	339	59,822
Royal Unibrew A/S	434	30,321
The Boston Beer Co., Inc. – Class A (1)	108	34,970
Treasury Wine Estates Ltd.	6,561	61,986
Uni–President China Holdings Ltd.	33,659	29,502
		903,298
Biotechnology – 3.6%
Alnylam Pharmaceuticals, Inc. (1)	1,593	304,980
Amicus Therapeutics, Inc. (1)	2,253	29,717
Beam Therapeutics, Inc. (1)(2)	581	23,379
BioMarin Pharmaceutical, Inc. (1)	3,568	355,337
Cerevel Therapeutics Holdings, Inc. (1)(2)	898	23,968
Certara, Inc. (1)	2,076	37,617
Cytokinetics, Inc. (1)(2)	573	24,845
Denali Therapeutics, Inc. (1)	831	22,562
Exelixis, Inc. (1)	1,736	29,651

Adasina Social Justice All Cap Global ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Biotechnology – 3.6% (Continued)
Halozyme Therapeutics, Inc. (1)	1,240	$59,508
Horizon Therapeutics PLC (1)	4,878	534,092
Illumina, Inc. (1)	2,478	493,618
Innoviva, Inc. (1)	7,233	87,302
Insmed, Inc. (1)	1,517	30,916
Intellia Therapeutics, Inc. (1)	451	18,117
Intra–Cellular Therapies, Inc. (1)	520	25,496
Iovance Biotherapeutics, Inc. (1)	3,503	25,537
Ligand Pharmaceuticals, Inc. (1)	932	67,234
OmniAb, Inc. - $12.50 Earnout (1)(5)	119	—
OmniAb, Inc. - $15.00 Earnout (1)(5)	119	—
REGENXBIO, Inc. (1)	1,404	31,239
Royalty Pharma PLC	21,110	756,793
Sarepta Therapeutics, Inc. (1)	268	32,731
Theravance Biopharma, Inc. (1)	4,012	43,330
United Therapeutics Corp. (1)	2,147	528,248
Vertex Pharmaceuticals, Inc. (1)	2,827	820,650
Vir Biotechnology, Inc. (1)	1,158	26,402
Vitrolife AB	1,574	31,816
Xencor, Inc. (1)	1,467	47,135
		4,512,220
Building Materials – 0.3%
Central Glass Co., Ltd.	1,960	48,131
China Resources Cement Holdings Ltd.	78,045	41,958
Forbo Holding AG	30	39,562
Gibraltar Industries, Inc. (1)	1,636	87,379
Lennox International, Inc.	673	171,501
Trex Co., Inc. (1)	1,007	51,488
		440,019
Chemicals – 3.7%
Asahi Kasei Corp.	24,988	174,236
AZZ, Inc.	3,041	123,617
EMS–Chemie Holding AG	2,230	1,696,442
H.B. Fuller Co. (2)	3,057	213,256
International Flavors & Fragrances, Inc.	16,180	1,507,976
Kansai Paint Co., Ltd.	2,273	30,470
Kureha Corp.	771	47,772
LOTTE Fine Chemical Co., Ltd.	771	33,852
Mativ Holdings, Inc.	3,788	98,147
Mitsui Chemicals, Inc.	6,677	161,025
Nippon Paint Holdings Co., Ltd.	41,367	361,086
Nissan Chemical Corp.	1,543	67,740
Nitto Denko Corp.	2,244	135,086
Quaker Chemical Corp.	432	84,577
		4,735,282
Commercial Services – 7.3%
ASGN, Inc. (1)	1,013	89,954
Automatic Data Processing, Inc.	6,480	1,424,434

	Shares	Value
Commercial Services – 7.3% (Continued)
Boyd Group Services, Inc.	508	$80,552
Brambles Ltd.	14,468	125,566
CBIZ, Inc. (1)	1,980	99,178
Chegg, Inc. (1)	1,411	22,421
Cielo SA	49,375	45,585
CorVel Corp. (1)	353	63,639
Coursera, Inc. (1)	2,866	32,300
Deluxe Corp.	2,763	50,950
Edenred	4,411	249,424
EVERTEC, Inc.	2,692	99,093
Forrester Research, Inc. (1)	1,995	65,616
FTI Consulting, Inc. (1)	520	95,529
Gartner, Inc. (1)	1,644	538,920
Geo Holdings Corp.	2,061	24,496
Graham Holdings Co. – Class A	176	110,292
Green Dot Corp. (1)	2,636	49,900
Hays PLC	19,308	27,560
HealthEquity, Inc. (1)	537	34,996
Herc Holdings, Inc.	782	112,287
Huron Consulting Group, Inc. (1)	2,115	148,452
Insperity, Inc. (2)	578	71,724
ISS A/S (1)	2,225	48,650
Jiangsu Expressway Co., Ltd. – H Shares	115,800	110,644
Koolearn Technology Holding Ltd. (1)	5,390	30,591
Korn Ferry	1,465	81,879
Localiza Rent a Car SA	26,342	280,641
MarketAxess Holdings, Inc.	296	101,069
Medifast, Inc.	582	65,260
Moody’s Corp.	1,688	489,773
Nexi SpA (1)	7,022	56,983
Paysafe Ltd. (1)	2,598	51,804
PROG Holdings, Inc. (1)	3,946	97,545
Promotora y Operadora de Infraestructura SAB de CV	13,266	129,192
Recruit Holdings Co., Ltd.	12,582	342,134
Robert Half International, Inc.	1,504	121,252
Savills PLC	6,411	77,848
Triton International Ltd	3,460	238,532
United Rentals, Inc.	6,541	3,064,655
Worldline SA (1)	4,819	201,969
		9,253,289
Computers – 2.6%
Bechtle AG	997	42,219
Bytes Technology Group PLC	8,634	41,769
Computacenter PLC	1,733	47,458
Computershare Ltd.	8,978	150,147
Crayon Group Holding ASA (1)	2,721	24,655
CyberArk Software Ltd. (1)	518	74,991

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

	Shares	Value
Computers – 2.6% (Continued)
Data#3 Ltd.	7,464	$37,297
EPAM Systems, Inc. (1)(2)	1,407	432,864
ExlService Holdings, Inc. (1)	518	85,216
Genpact Ltd.	3,329	158,893
Insight Enterprises, Inc. (1)(2)	908	121,599
Logitech International SA	1,297	71,240
NetApp, Inc.	26,061	1,682,238
Pure Storage, Inc. (1)(2)	3,243	92,555
Ricoh Co., Ltd.	4,214	32,731
Sopra Steria Group SACA	600	119,052
Tenable Holdings, Inc. (1)	823	36,401
Thoughtworks Holding, Inc. (1)	2,459	18,098
Varonis Systems, Inc. (1)	2,308	62,501
		3,331,924
Cosmetics & Personal Care – 0.1%
Amorepacific Corp.	315	32,946
Shiseido Co., Ltd.	1,994	91,799
		124,745
Distribution & Wholesale – 1.5%
Bossard Holding AG – A Shares	217	60,197
H&E Equipment Services, Inc.	3,424	190,032
Hakuto Co. Ltd.	3,133	117,302
Hubei Xingfa Chemicals Group Co., Ltd.	7,800	39,453
KAR Auction Services, Inc. (1)	5,051	72,179
Nagase & Co., Ltd.	2,216	32,911
Pool Corp. (2)	3,061	1,092,349
ScanSource, Inc. (1)	2,551	79,540
Sendas Distribuidora SA	5,322	18,492
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	9,506	24,199
WESCO International, Inc. (1)	840	139,087
		1,865,741
Diversified Financial Services – 3.5%
Aareal Bank AG (1)	1,767	61,764
Affiliated Managers Group, Inc.	1,021	162,757
Air Lease Corp.	2,624	113,567
Anima Holding SpA	8,949	38,816
Artisan Partners Asset Management, Inc. – Class A	3,298	108,735
Avantax, Inc. (1)	3,528	100,865
B3 SA – Brasil Bolsa Balcao	73,683	149,463
BFF Bank SpA	7,301	72,704
Columbia Financial, Inc. (1)	1,573	33,190
Credit Saison Co., Ltd.	3,307	45,059
First National Financial Corp.	4,524	130,558
Focus Financial Partners, Inc. – Class A (1)	1,578	81,835

	Shares	Value
Diversified Financial Services – 3.5% (Continued)
Helia Group Ltd.	19,023	$44,257
IGM Financial, Inc.	7,297	222,536
LPL Financial Holdings, Inc. (2)	2,469	616,164
Mastercard, Inc. – Class A	5,316	1,888,722
Meritz Financial Group, Inc.	1,150	39,108
Pagseguro Digital Ltd. – Class A (1)	2,119	18,372
PennyMac Financial Services, Inc.	1,386	83,811
Radian Group, Inc.	3,325	70,989
Singapore Exchange Ltd.	6,242	40,388
TMX Group Ltd.	1,545	154,415
Virtus Investment Partners, Inc.	474	99,744
		4,377,819
Electric – 1.7%
Auren Energia SA	14,706	41,662
CECEP Wind–Power Corp.	58,300	33,269
Encavis AG	5,244	103,134
Greenvolt–Energias Renovaveis SA (1)	10,370	79,841
Hydro One Ltd.	68,807	1,789,604
Ningbo Sanxing Electric Company Limited	17,200	34,700
Sichuan Chuantou Energy Co., Ltd.	12,700	23,755
		2,105,965
Electrical Components & Equipment – 0.8%
Encore Wire Corp. (2)	1,151	222,155
Energizer Holdings, Inc.	4,601	166,694
EnerSys	1,831	166,053
Eve Energy Co., Ltd.	8,300	86,954
Fujikura Ltd.	7,490	53,117
LG Innotek Co., Ltd.	335	70,127
Novanta, Inc. (1)	617	96,814
Shenzhen Desay Battery Technology Co.	3,500	22,661
SMA Solar Technology AG (1)	523	40,988
Xuji Electric Co., Ltd.	10,000	35,695
Zhejiang Narada Power Source Co., Ltd. (1)	8,700	32,659
		993,917
Electronics – 2.2%
AEM Holdings Ltd.	11,916	25,494
Allegion plc	2,092	235,789
Avnet, Inc.	3,455	154,473
Brady Corp. – Class A	1,677	92,503
Celestica, Inc. (1)	8,454	109,475
Coherent Corp. (1)(2)	1,886	81,343
Dexerials Corp.	1,389	27,226
dormakaba Holding AG	105	46,829
FARO Technologies, Inc. (1)	1,718	46,730

Adasina Social Justice All Cap Global ETF

6	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electronics – 2.2% (Continued)
Han’s Laser Technology Industry Group Co., Ltd.	7,000	$29,606
Ibiden Co., Ltd.	789	27,079
Idec Corp.	1,520	36,434
MinebeaMitsumi, Inc.	2,152	37,316
National Instruments Corp.	3,870	195,474
Nidec Corp.	13,086	662,490
Nitto Kogyo Corp.	3,905	75,970
SCREEN Holdings Co., Ltd.	329	26,254
TDK Corp.	18,733	627,115
TTM Technologies, Inc. (1)	6,898	91,674
Venture Corp. Ltd.	10,325	131,694
Yokogawa Electric Corp.	1,709	25,519
		2,786,487
Energy – Alternate Sources – 0.2%
Ballard Power Systems, Inc. (1)	6,452	36,965
Hengdian Group DMEGC Magnetics Co., Ltd.	9,500	29,789
Landis+Gyr Group AG	1,191	89,841
Nel ASA (1)	21,937	33,372
RENOVA, Inc. (1)	1,444	22,262
Scatec ASA	4,634	31,513
		243,742
Engineering & Construction – 3.1%
Alten SA	862	135,294
China Tower Corp. Ltd. – H Shares	13,439,986	1,455,378
Dayamitra Telekomunikasi PT	961,452	43,502
Dycom Industries, Inc. (1)	1,296	109,136
Frontdoor, Inc. (1)	5,058	142,888
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	8,374	79,943
Grupo Aeroportuario del Sureste SAB de CV – Series B	4,766	136,246
INFRONEER Holdings, Inc.	5,373	40,747
Intalco AB	6,001	28,127
Jasa Marga Persero Tbk PT (1)	203,154	43,295
Kajima Corp.	15,253	182,187
Meitec Corp.	1,676	30,022
Nishimatsu Construction Co., Ltd.	2,436	65,096
Obayashi Corp.	20,830	153,990
Sarana Menara Nusantara Tbk PT	1,095,307	75,415
Shimizu Corp.	13,238	71,431
Taisei Corp.	4,577	149,190
Tekfen Holding AS	13,061	24,906
Vantage Towers AG (2)	25,120	905,753
		3,872,546

	Shares	Value
Entertainment – 1.9%
AMC Entertainment Holdings, Inc. (1)(2)	6,199	$44,261
Caesars Entertainment, Inc. (1)	2,376	120,606
Evolution AB	4,214	511,809
Flutter Entertainment PLC (1)	4,073	657,548
International Game Technology PLC	7,341	194,977
Light & Wonder, Inc. (1)	1,365	85,462
OPAP SA	12,481	194,306
Universal Music Group NV	24,907	590,351
		2,399,320
Environmental Control – 0.3%
Beijing Originwater Technology Co., Ltd.	47,000	34,000
Evoqua Water Technologies Corp. (1)	3,133	152,138
Hitachi Zosen Corp.	8,546	56,779
Kurita Water Industries Ltd.	1,027	46,444
Sweco AB (1)	9,347	110,243
		399,604
Food – 4.2%
Axfood AB	2,209	53,104
B&G Foods, Inc. (2)	4,735	59,993
Bid Corp. Ltd.	2,045	44,808
Cia Brasileira de Distribuicao	11,372	33,981
George Weston Ltd.	22,052	2,768,952
Grocery Outlet Holding Corp. (1)	1,803	48,771
Grupo Comercial Chedraui SA de CV	15,921	80,800
Grupo Mateus SA (1)	15,190	16,439
Lancaster Colony Corp.	312	59,898
Ocado Group PLC (1)	4,584	30,456
Sonae SGPS SA	62,296	68,509
The J.M. Smucker Co.	11,407	1,686,981
The North West Co., Inc.	6,736	175,048
The Simply Good Foods Co. (1)	1,336	51,155
US Foods Holding Corp. (1)	3,374	126,626
		5,305,521
Hand & Machine Tools – 0.2%
Disco Corp.	168	52,664
Enerpac Tool Group Corp.	3,103	83,564
MSA Safety, Inc.	518	69,593
Wolong Electric Group Co., Ltd.	13,600	26,536
		232,357
Healthcare – Products – 6.7%
Align Technology, Inc. (1)	3,575	1,106,462
AtriCure, Inc. (1)	2,022	77,847
Cochlear Ltd.	430	64,437
CONMED Corp.	980	94,266
Danaher Corp.	7,454	1,845,089
Demant A/S (1)	3,164	95,082

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	7

	Shares	Value
Healthcare – Products – 6.7% (Continued)
Dentsply Sirona, Inc. (2)	4,815	$183,307
Elekta AB	4,631	36,334
Enovis Corp. (1)	2,473	142,494
Envista Holdings Corp. (1)(2)	3,648	141,032
Exact Sciences Corp. (1)	1,749	109,015
Glaukos Corp. (1)	1,310	61,871
Haemonetics Corp. (1)	944	73,415
ICU Medical, Inc. (1)	615	104,944
Inari Medical, Inc. (1)(2)	610	34,319
Inspire Medical Systems, Inc. (1)	176	45,748
Insulet Corp. (1)(2)	1,071	295,982
Intuitive Surgical, Inc. (1)	3,605	826,951
Koninklijke Philips NV	35,708	585,067
Masimo Corp. (1)	892	149,241
Nevro Corp. (1)	1,512	47,537
Nipro Corp.	4,248	32,309
Novocure Ltd. (1)	860	66,194
NuVasive, Inc. (1)	1,687	72,929
Pacific Biosciences of California, Inc. (1)	3,591	32,606
QIAGEN NV (1)	7,057	324,269
Repligen Corp. (1)(2)	1,479	257,893
Shockwave Medical, Inc. (1)(2)	405	77,047
Smith & Nephew PLC	5,809	83,408
STAAR Surgical Co. (1)	539	29,855
Straumann Holding AG	301	40,096
Tecan Group AG	109	44,286
The Cooper Companies, Inc.	2,005	655,575
Varex Imaging Corp. (1)	4,312	76,279
Waters Corp. (1)	1,906	592,556
		8,505,742
Healthcare – Services – 0.5%
Catalent, Inc. (1)(2)	1,115	76,065
Fulgent Genetics, Inc. (1)	1,583	51,907
Invitae Corp. (1)	10,221	21,975
Oak Street Health, Inc. (1)	1,203	42,586
Ramsay Health Care Ltd.	1,112	50,654
Rede D’Or Sao Luiz SA	46,983	229,934
Syneos Health, Inc. (1)	1,339	53,855
Synlab AG	1,686	12,507
The Ensign Group, Inc.	838	74,984
WuXi AppTec Co., Ltd. – H Shares	8,111	86,334
		700,801
Home Builders – 0.5%
Barratt Developments PLC	16,649	94,553
Century Communities, Inc.	1,825	109,153
Installed Building Products, Inc.	1,017	117,342

	Shares	Value
Home Builders – 0.5% (Continued)
MDC Holdings, Inc.	3,039	$112,443
Tri Pointe Homes, Inc. (1)	6,116	145,805
		579,296
Home Furnishings – 0.1%
JS Global Lifestyle Co., Ltd.	29,554	28,050
SES–imagotag SA (1)	289	36,656
Skyworth Group Ltd.	74,479	40,800
Sonos, Inc. (1)	2,699	52,441
		157,947
Household Products & Wares – 0.9%
ACCO Brands Corp.	21,320	120,885
Reckitt Benckiser Group PLC	14,884	1,038,276
		1,159,161
Insurance – 11.5%
Aflac, Inc.	42,368	2,887,379
Ageas SA/NV	2,654	120,267
American Equity Investment Life Holding Co.	2,305	96,003
Aon PLC	3,335	1,014,007
Arch Capital Group Ltd. (1)	10,046	703,220
Arthur J Gallagher & Co.	2,172	406,924
ASR Nederland NV	2,236	102,107
Axis Capital Holdings Ltd.	2,131	129,394
Baloise Holding AG	749	125,066
Beazley PLC	4,743	39,219
Brighthouse Financial, Inc. (1)	2,489	143,939
Brown & Brown, Inc.	2,081	116,682
Cincinnati Financial Corp.	3,831	462,402
Clal Insurance Enterprises Holdings Ltd. (1)	2,334	33,512
Dai–ichi Life Holdings, Inc.	9,234	196,828
DB Insurance Co., Ltd.	620	36,078
Employers Holdings, Inc.	2,070	91,929
Essent Group Ltd.	1,160	49,822
Gjensidige Forsikring ASA	3,577	63,751
Hannover Rueck SE	472	91,952
Helvetia Holding AG	903	116,289
Horace Mann Educators Corp.	3,019	111,582
iA Financial Corp, Inc.	3,322	223,508
Jackson Financial, Inc.	2,800	127,064
Japan Post Holdings Co., Ltd.	150,987	1,341,220
Kinsale Capital Group, Inc. (2)	170	54,179
Lemonade, Inc. (1)(2)	1,221	19,902
Lincoln National Corp.	3,105	98,491
M&G PLC	24,160	62,681
MGIC Investment Corp.	6,484	89,220
NIB Holdings Ltd.	10,455	53,583
NMI Holdings, Inc. (1)	3,484	81,317

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

8	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Insurance – 11.5% (Continued)
NN Group NV	27,929	$1,134,398
Odontoprev SA	19,567	43,139
ProAssurance Corp.	3,065	60,963
Reinsurance Group of America, Inc.	819	118,321
RenaissanceRe Holdings Ltd.	259	55,659
Safety Insurance Group, Inc.	1,198	96,667
Selective Insurance Group, Inc.	712	72,289
Storebrand ASA	8,470	70,402
Sun Life Financial, Inc.	36,060	1,746,518
Suncorp Group Ltd.	7,600	65,857
Talanx AG	2,492	119,348
The Hanover Insurance Group, Inc.	732	102,099
The Progressive Corp.	5,695	817,346
Unipol Gruppo SpA	33,336	176,835
White Mountains Insurance Group Ltd.	27	38,976
Willis Towers Watson PLC	2,392	560,589
		14,568,923
Internet – 2.5%
Auto Trader Group PLC	12,835	92,518
CDW Corp. (2)	3,934	796,320
Delivery Hero SE (1)	860	34,830
Fiverr International Ltd. (1)	1,233	48,839
IAC, Inc. (1)	841	43,682
Locaweb Servicos de Internet SA (1)	9,552	9,002
Moneysupermarket.com Group PLC	17,138	47,845
NAVER Corp.	1,957	308,358
NCSoft Corp.	141	46,298
Palo Alto Networks, Inc. (1)(2)	2,143	403,677
Perficient, Inc. (1)	1,012	71,650
Q2 Holdings, Inc. (1)	1,929	62,268
Reply SpA	428	51,653
Rightmove PLC	4,162	28,257
SEEK Ltd.	1,732	28,242
TechTarget, Inc. (1)	1,315	49,615
Trainline PLC (1)	6,042	18,704
Trend Micro, Inc.	781	36,752
United Internet AG	2,685	58,999
VeriSign, Inc. (1)	3,549	698,550
Wix.com Ltd. (1)	606	54,861
Z Holdings Corp.	52,274	141,493
Ziff Davis, Inc. (1)(2)	1,267	100,068
		3,232,481
Investment Companies – 0.8%
Groupe Bruxelles Lambert NV	11,423	963,314
Grupo de Inversiones Suramericana SA	7,004	52,943
		1,016,257

	Shares	Value
Leisure Time – 0.2%
Basic–Fit NV (1)	1,459	$51,431
BRP, Inc. – Subordinate Voting Shares	1,347	116,975
YETI Holdings, Inc. (1)	1,413	55,079
		223,485
Lodging – 0.1%
Resorttrust, Inc.	2,175	33,994
Scandic Hotels Group AB (1)	10,821	36,556
		70,550
Machinery – Diversified – 5.6%
Altra Industrial Motion Corp.	1,647	101,340
Beijer Ref AB	1,574	24,571
FANUC Corp.	5,604	953,233
Graco, Inc.	40,458	2,813,449
Ingersoll Rand, Inc.	41,178	2,391,206
Interpump Group SpA	2,544	140,157
NARI Technology Co., Ltd.	28,194	106,651
SFA Engineering Corp.	8,840	240,165
Tennant Co.	2,946	208,636
THK Co., Ltd.	2,546	57,008
Yaskawa Electric Corp.	1,633	64,258
		7,100,674
Media – 1.1%
Cable One, Inc.	91	62,845
Cogeco Communications, Inc.	2,286	117,620
Elang Mahkota Teknologi Tbk PT	299,474	18,656
Global Mediacom Tbk PT (1)	1,902,888	35,687
ITV PLC	59,535	63,715
Scholastic Corp.	1,506	68,689
Sirius XM Holdings, Inc. (2)	206,617	907,049
The EW Scripps Co. – Class A (1)	4,797	60,538
The New York Times Co. – Class A	2,254	86,779
		1,421,578
Metal Fabricate & Hardware – 0.4%
China Railway Tielong Container Logistics Co., Ltd.	72,300	59,075
Helios Technologies, Inc.	1,799	121,864
MISUMI Group, Inc.	1,890	44,955
NTN Corp.	16,889	41,784
Proto Labs, Inc. (1)	1,648	51,813
Reliance Worldwide Corp. Ltd.	35,572	86,357
VAT Group AG	470	142,617
		548,465
Mining – 0.1%
Calix Ltd. (1)	21,403	83,279

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	9

	Shares	Value
Miscellaneous Manufacturers – 0.5%
EnPro Industries, Inc.	1,184	$127,280
Fabrinet (1)	334	40,705
Hyosung Advanced Materials Corp.	106	32,924
Indutrade AB	2,292	49,011
JSR Corp.	2,320	52,714
Levima Advanced Materials Corp.	5,400	26,862
Nikon Corp.	2,531	25,084
SKC Co., Ltd.	523	38,733
Sunny Optical Technology Group Co., Ltd.	16,111	182,671
Zhuzhou CRRC Times Electric Co., Ltd. – H Shares	6,756	30,770
		606,754
Office & Business Equipment – 0.0% (3)
Seiko Epson Corp.	2,689	37,054

Other Financial Investment Activities – 0.0% (3)
SoFi Technologies, Inc. (1)(2)	7,375	48,675

Packaging & Containers – 0.2%
Ardagh Metal Packaging SA	12,174	58,679
TriMas Corp.	5,744	172,262
		230,941
Pharmaceuticals – 1.9%
Agios Pharmaceuticals, Inc. (1)	1,079	27,309
AstraZeneca PLC	5,975	787,022
Bausch Health Cos., Inc. (1)	7,396	69,046
Celltrion, Inc.	259	28,416
China Traditional Chinese Medicine Holdings Co., Ltd.	61,700	31,992
Heron Therapeutics, Inc. (1)	7,489	17,749
Ipsen SA	436	49,983
Ironwood Pharmaceuticals, Inc. (1)(2)	5,791	65,265
Madrigal Pharmaceuticals, Inc. (1)	613	166,129
Neurocrine Biosciences, Inc. (1)	828	85,367
Option Care Health, Inc. (1)	1,551	47,569
Owens & Minor, Inc. (1)(2)	2,986	45,775
Prestige Consumer Healthcare, Inc. (1)	1,676	100,979
Sinopharm Group Co., Ltd. – H Shares	16,095	43,059
Supernus Pharmaceuticals, Inc. (1)	2,205	82,886
UCB SA	8,384	723,570
USANA Health Sciences, Inc. (1)	680	41,330
		2,413,446
Private Equity – 0.8%
3i Group PLC	47,412	933,890
Intermediate Capital Group PLC	3,026	51,362
		985,252

	Shares	Value
Real Estate – 0.1%
KE Holdings, Inc. – ADR (1)	7,327	$133,718

Retail – 1.5%
Alsea SAB de CV (1)	40,295	89,056
B&M European Value Retail SA	15,442	91,942
BJ’s Wholesale Club Holdings, Inc. (1)	9,617	690,501
El Puerto de Liverpool SAB de CV – Series 1	6,182	37,507
Hornbach Holding AG & Co KGaA	460	38,343
Inchcape PLC	8,429	92,862
Isetan Mitsukoshi Holdings Ltd.	4,727	48,271
JB Hi–Fi Ltd.	1,217	34,337
Leslie’s, Inc. (1)	4,192	52,861
Lojas Renner SA	8,479	30,403
Magazine Luiza SA (1)	22,290	15,498
Mitra Adiperkasa Tbk PT (1)	310,570	30,752
National Vision Holdings, Inc. (1)(2)	1,787	66,762
Next PLC	1,234	102,216
Nitori Holdings Co., Ltd.	665	75,183
Pan Pacific International Holdings Corp.	3,094	56,558
Pandora A/S	1,002	95,289
Pepkor Holdings Ltd.	36,153	36,928
PT Matahari Department Store Tbk	120,656	40,944
Takashimaya Co., Ltd.	2,053	28,576
Toridoll Holdings Corp.	1,703	34,081
Via S/A (1)	34,001	12,700
Vivara Participacoes SA	7,950	32,953
Watches of Switzerland Group PLC (1)	2,384	23,970
		1,858,493
Savings & Loans – 0.1%
Northwest Bancshares, Inc.	12,453	172,100

Semiconductors – 3.2%
Ambarella, Inc. (1)	677	63,848
Amkor Technology, Inc. (2)	3,217	82,870
ASM International NV	2,448	838,543
BE Semiconductor Industries NV	1,018	79,199
Cirrus Logic, Inc. (1)	1,115	114,566
DB HiTek Co., Ltd.	970	33,207
Diodes, Inc. (1)	983	90,131
Entegris, Inc.	10,472	892,529
IPG Photonics Corp. (1)	891	109,807
Melexis NV	787	85,465
Nordic Semiconductor ASA (1)	1,673	24,149
Rambus, Inc. (1)	2,407	106,462
Renesas Electronics Corp. (1)	27,273	353,188
Rohm Co., Ltd.	505	38,853

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

10	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Semiconductors – 3.2% (Continued)
SUMCO Corp.	2,460	$33,934
Tower Semiconductor Ltd. (1)	1,544	63,146
u–blox Holding AG	490	52,908
United Microelectronics Corp. – ADR (2)	122,774	998,153
		4,060,958
Software – 7.8%
8x8, Inc. (1)	8,147	43,342
ACI Worldwide, Inc. (1)	4,171	107,820
ANSYS, Inc. (1)(2)	1,873	568,661
AppLovin Corp. – Class A (1)	1,881	25,393
Autodesk, Inc. (1)	3,210	637,795
BILL Holdings, Inc. (1)	2,050	173,491
Black Knight, Inc. (1)	2,241	133,564
BlackBerry Ltd. (1)	13,672	53,224
Blackline, Inc. (1)(2)	899	61,456
Box, Inc. (1)(2)	3,213	107,153
Broadridge Financial Solutions, Inc.	3,542	498,643
Cadence Design Systems, Inc. (1)	2,235	431,221
CommVault Systems, Inc. (1)	861	50,696
Consensus Cloud Solutions, Inc. (1)	1,265	51,916
Coupa Software, Inc. (1)	904	73,224
CSG Systems International, Inc.	1,718	96,552
DocuSign, Inc. (1)	1,107	67,914
DoubleVerify Holdings, Inc. (1)	1,257	33,021
E2open Parent Holdings, Inc. (1)	8,698	53,928
Electronic Arts, Inc.	7,216	800,543
Envestnet, Inc. (1)(2)	1,149	71,824
Evolent Health, Inc. (1)	1,662	58,187
Fair Isaac Corp. (1)	753	510,075
Fiserv, Inc. (1)	8,030	924,173
HubSpot, Inc. (1)(2)	940	363,648
Jack Henry & Associates, Inc.	1,442	236,834
Kinaxis, Inc. (1)	580	67,553
Manhattan Associates, Inc. (1)(2)	711	102,206
Momentive Global, Inc. (1)	3,979	27,455
MongoDB, Inc. (1)(2)	1,641	343,822
MSCI, Inc.	835	435,995
N–able, Inc. (1)	6,258	74,095
Netmarble Corp. (1)	775	36,195
New Relic, Inc. (1)	950	69,321
Perfect World Co Ltd./Ch N.A.	15,100	30,986
Phreesia, Inc. (1)	1,329	48,907
Procore Technologies, Inc. (1)	754	50,510
PROS Holdings, Inc. (1)	1,708	44,562
PTC, Inc. (1)	3,416	428,127
Roper Technologies, Inc.	1,840	791,568
Schrodinger, Inc. (1)	2,949	64,082

	Shares	Value
Software – 7.8% (Continued)
Sega Sammy Holdings, Inc.	2,045	$34,950
Splunk, Inc. (1)	3,244	332,510
SPS Commerce, Inc. (1)	433	65,227
Technology One Ltd.	2,819	28,325
Temenos AG	1,186	87,667
Teradata Corp. (1)	2,690	109,644
The Descartes Systems Group, Inc. (1)	1,362	100,681
The Sage Group PLC	18,278	165,653
TIS, Inc.	1,795	44,541
TomTom NV (1)	3,377	26,144
TOTVS SA	5,273	27,705
		9,872,729
Telecommunications – 3.1%
Airtel Africa PLC	15,006	21,910
Calix, Inc. (1)	423	21,636
Empresa Nacional de Telecomunicaciones SA	21,509	84,243
Globe Telecom, Inc.	1,242	39,829
Juniper Networks, Inc.	48,766	1,501,017
LG Uplus Corp.	5,785	48,396
Maxis Bhd	36,252	31,587
NETGEAR, Inc. (1)	4,702	85,106
PLDT, Inc.	2,273	52,770
PT Indosat Tbk	138,546	62,005
SoftBank Corp.	42,463	479,293
Spirent Communications PLC	9,831	25,351
Tele2 AB	6,859	63,364
Telefonica Deutschland Holding AG	41,750	127,116
Telekom Malaysia Bhd	57,236	64,155
Telia Co AB	172,902	448,478
Telkom Indonesia Persero Tbk PT	2,794,611	711,022
TIM SA/Brazil – ADR	3,046	35,730
Tower Bersama Infrastructure Tbk PT	364,020	49,889
		3,952,897
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	1,746	96,047

Transportation – 1.6%
BTS Group Holdings PCL – NVDR	332,862	75,819
Cargojet, Inc.	604	53,716
CryoPort, Inc. (1)	1,621	35,111
DSV A/S	5,606	1,023,267
Forward Air Corp.	1,379	142,327
Heartland Express, Inc.	11,261	181,640
HMM Co., Ltd. (1)	3,826	65,200
JD Logistics, Inc. (1)	18,127	32,330
Kamigumi Co., Ltd.	1,790	35,402

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	11

	Shares	Value
Transportation – 1.6% (Continued)
Nippon Yusen KK (2)	9,166	$237,671
SG Holdings Co., Ltd.	1,960	28,246
Xiamen C & D, Inc.	15,400	29,294
Yamato Holdings Co., Ltd.	2,876	48,582
		1,988,605
Water – 0.2%
American States Water Co.	2,234	199,496

Total Common Stocks
(Cost $124,175,580)		125,741,375
Rights – 0.0% (3)
Beijer Ref AB, Expiration: 03/17/2023 (1)(5)	1,574	2,657
Total Rights
(Cost $2,221)		2,657
Short-Term Investments – 0.3%
Money Market Funds – 0.3%
First American Government Obligations Fund, Class X, 4.310% (4)	467,111	467,111
Total Short-Term Investments
(Cost $467,111)		467,111
Investments Purchased with Collateral from Securities Lending – 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.750% (4)	8,569,918	8,569,918
Total Investments Purchased with Collateral from Securities Lending
(Cost $8,569,918)		8,569,918
Total Investments in Securities
(Cost $133,214,830)		134,781,061
Liabilities in Excess of Other Assets – (6.5%)		(8,285,443)
Total Net Assets – 100.0%		$126,495,618

ADRAmerican Depositary Receipt

NVDRNon-Voting Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of February 28, 2023. Total loaned securities had a value of $8,341,285 or 6.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of February 28, 2023.

(5)This security was fair valued.

SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2023 (Unaudited)

Assets:
Investments in securities, at value (Cost $133,214,830) (Note 2)(1)	$134,781,061
Receivables:
Investment securities sold	18,164
Dividends and interest	370,762
Securities lending income, net (Note 5)	10,520
Total assets	135,180,507

Liabilities:
Collateral received for securities loaned (Note 5)	8,569,918
Foreign Currency Payable to Custodian	28,267
Payables:
Management fees (Note 4)	86,704
Total liabilities	8,684,889
Net Assets	$126,495,618

Components of Net Assets:
Paid-in capital	$136,064,795
Total distributable (accumulated) earnings (losses)	(9,569,177)
Net assets	$126,495,618

Net Asset Value (unlimited shares authorized):
Net assets	$126,495,618
Shares of beneficial interest issued and outstanding	8,100,000
Net asset value	$15.62

(1)Includes loaned securities with a value of $8,341,285.

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF OPERATIONS For the Six-Months Ended February 28, 2023 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $55,004)	$754,307
Securities lending income, net (Note 5)	50,697
Interest income	4,795
Total investment income	809,799

Expenses:
Management fees (Note 4)	475,111
Total expenses	475,111
Net investment income (loss)	334,688

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,511,000)
Foreign currency transactions	21,848
Change in net unrealized appreciation/depreciation on:
Investments	8,731,545
Foreign currency transactions	2,377,591
Net realized and unrealized gain (loss)	7,619,984
Net increase (decrease) in net assets resulting from operations	$7,954,672

Adasina Social Justice All Cap Global ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$334,688	$792,952
Net realized gain (loss)	(3,489,152)	(3,775,821)
Change in net unrealized appreciation/depreciation on investments and foreign currency translation	11,109,136	(13,826,679)
Net increase (decrease) in net assets resulting from operations	7,954,672	(16,809,548)

Distributions to Shareholders:
Net distributions to shareholders	(752,561)	(641,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	22,478,792	42,995,155
Total increase (decrease) in net assets	29,680,903	25,544,607

Net Assets:
Beginning of period/year	96,814,715	71,270,108
End of period/year	$126,495,618	$96,814,715

(1)Summary of share transactions is as follows:

	Six-Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022(1)
	Shares	Value	Shares	Value
Shares sold	1,500,000	$22,478,160	3,600,000	$60,382,400
Shares redeemed	—	—	(1,000,000)	(17,393,000)
Variable fees	—	632	—	5,755
Net increase (decrease)	1,500,000	$22,478,792	2,600,000	$42,995,155

Adasina Social Justice All Cap Global ETF

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Period Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	Period Ended August 31, 2021(1)

Net asset value, beginning of period/year	$14.67		$17.82	$15.00

Income from Investment Operations:
Net investment income (loss)(2)	0.05		0.15	0.10
Net realized and unrealized gain (loss) on investments	1.00		(3.17)	2.79
Total from investment operations	1.05		(3.02)	2.89

Less Distributions:
From net investment income	(0.10)		(0.13)	(0.07)
Total distributions	(0.10)		(0.13)	(0.07)

Net asset value, end of year/period	$15.62		$14.67	$17.82
Total return(4)	7.20	%(3)	(17.06)%	19.24	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$126.5		$96.8	$71.3
Portfolio turnover rate	56	%(3)	85%	81	%(3)
Ratio of expenses to average net assets	0.89	%(5)	0.89%	0.89	%(5)
Ratio of net investment income (loss) to average net assets	0.63	%(5)	0.93%	0.80	%(5)

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

16

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value policy will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Rights	$—	$—	$—	$2,657	$2,657
Common Stocks(1)	—	125,741,375	—	—	125,741,375
Short-Term Investments	—	467,111	—	—	467,111
Investments Purchased With Collateral From Securities Lending(2)	8,569,918	—	—	—	8,569,918
Total Investments in Securities	$8,569,918	$126,208,486	$—	$2,657	$134,781,061

Investments in Securities at Fair Value
Balance as of August 31, 2022
Accrued discounts/premiums	$0
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	436
Purchases	—
Sales	—
Corporate Actions	2,221
Transfer into and/or out of Level 3	—
Balance as of February 28, 2023	$2,657

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2023	$436

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 28, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

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C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

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NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

E.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

F.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of February 28, 2023, 26.0% of the Fund’s net assets were invested in the consumer, non-cyclical sector.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended February 28, 2023 are disclosed in the Statement of Operations.

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2023, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$8,341,285	$8,569,918	6.6%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2023, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, in-kind transactions and U.S. government securities were $61,383,221 and $60,636,693, respectively.

For the period ended February 28, 2023, there were no purchases or sales of long-term U.S. Government securities.

For the period ended February 28, 2023, in-kind transactions associated with creations and redemptions for the Fund were $21,037,476 and $0, respectively.

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2023. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the six months ended February 28, 2023, and the prior fiscal year ended August 31, 2022 were as follows:

Distributions paid from:	February 28, 2023	August 31, 2022
Ordinary income	$752,561	$641,000

As of the prior fiscal year ended August 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$113,921,091
Gross tax unrealized appreciation	3,223,294
Gross tax unrealized depreciation	(13,395,908)
Net tax unrealized appreciation (depreciation)	(10,172,614)
Undistributed ordinary income (loss)	487,809
Undistributed long-term capital gain (loss)	—
Total distributable earnings	487,809
Other accumulated gain (loss)	(7,086,427)
Total accumulated gain (loss)	$(16,771,232)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the prior fiscal year ended August 31, 2022 the Fund had no late year losses and short-term and long-term capital loss carryovers of $5,869,052 and $1,217,431, respectively.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended February 28, 2023, are as follows for the Fund:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of February 28, 2023	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of February 28, 2023	7.75%
Expiration date	June 28, 2023

During the period ended February 28, 2023, the Adasina Social Justice All Cap Global ETF did not utilize the line of credit.

Interest expense incurred for the period ended February 28, 2023 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain series in the Trust.

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2023 (Unaudited) (Continued)

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $9,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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Adasina Social Justice All Cap Global ETF

EXPENSE EXAMPLE For the Six-Months Ended February 28, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2022 to February 28, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period September 1, 2022 – February 28, 2023(1)
Actual	$1,000.00	$1,072.00	$4.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

25

Adasina Social Justice All Cap Global ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Adasina Social Justice All Cap Global ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”).The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”).The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 21, 2022, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2021 through September 30, 2022 (the “Report”).The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

26

Adasina Social Justice All Cap Global ETF

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on November 22, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Robasciotti & Associates, Inc. d/b/a Adasina Social Capital (“Adasina” or, the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that although the Fund is actively-managed, it seeks to invest its assets to achieve exposures similar to those of the Adasina Social Justice Index (the “JSTC Index”). The Board also noted that the Adviser is responsible for trade execution for the Fund and Adasina is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board considered the Fund’s performance against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by Adasina, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR), in comparison to the JSTC Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock blend funds) (the “Morningstar Peer Group”). The Board noted that for the period ended September 30, 2022, the Fund outperformed the Dow Jones Global Index TR for the since inception period, slightly underperformed the Index for the one-year period and underperformed the Index for the year-to- date period. The Board noted that the Fund underperformed but was generally in-line with the performance for the JSTC Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board also noted that the performance of the Fund was below the Morningstar Peer Group average for the year-to-date and one-year periods ended September 30, 2022.

27

Adasina Social Justice All Cap Global ETF

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited) (Continued)

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources, subject to Adasina’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board noted that the Fund’s advisory fee of 0.89% was above the Morningstar Peer Group average of 0.54% and the Fund’s expense ratio of 0.89% was above the Morningstar Peer Group average of 0.52%.

The Board concluded that the Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on November 22, 2022, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Adasina. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Adasina’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Rachel J. Robasciotti and Maya Philipson who each

28

Adasina Social Justice All Cap Global ETF

serve as a co-portfolio manager for the Fund, as well as the responsibilities of other key personnel of Adasina involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Adasina, including information regarding Adasina’s compliance program, its compliance personnel and compliance record, as well as Adasina’s cybersecurity program and business continuity plan. The Board noted that Adasina does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services Adasina provides to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Adasina is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Adasina has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adasina’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Adasina is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Dow Jones Global Index TR), in comparison to the JSTC Index, and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. global large-stock blend funds) (the “Morningstar Peer Group”). The Board noted that for the period ended September 30, 2022, the Fund outperformed the Dow Jones Global Index TR for the since inception period, slightly underperformed the Index for the one-year period and underperformed the Index for the year-to- date period. The Board noted that the Fund underperformed but was generally in-line with the performance for the JSTC Index for the year-to-date, one-year and since inception periods ended September 30, 2022. The Board also noted that the performance of the Fund was below the Morningstar Peer Group average for the year-to-date and one-year periods ended September 30, 2022.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Adasina has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Adasina’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Adasina under the Sub- Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub- advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by Adasina. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Adasina. Consequently, the Board did not consider the cost of services provided by Adasina or profitability from its relationship with the Fund to be material factors for consideration given that Adasina is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Adasina were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Adasina by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Adasina.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Adasina are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Adasina from its association with the Fund. The Board concluded that the benefits Adasina may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Adasina provides to the Fund; and (c) the approval of the renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Basis for TrusteeS’ Approval of Investment Advisory AND SUB-ADVISORY AgreementS (Unaudited) (Continued)

29

Adasina Social Justice All Cap Global ETF

Additional Information (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 8, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 8, 2023

* Print the name and title of each signing officer under his or her signature.